Fair Value of Financial Instruments (Details Narrative) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Loans receivable	$ 0.0	$ 3.5
Estimated fair value of loans receivable	$ 0.0	$ 3.5